Net interest income (Tables)	12 Months Ended
Dec. 31, 2015
Net interest income
in	2015	2014	2013
Net interest income (CHF million)
Loans	5,413	5,077	4,843
Investment securities	65	39	45
Trading assets	9,046	9,503	10,057
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,625	2,317	2,517
Other	2,192	2,125	2,094
Interest and dividend income	19,341	19,061	19,556
Deposits	(884)	(1,045)	(978)
Short-term borrowings	(105)	(119)	(132)
Trading liabilities	(3,854)	(3,938)	(5,083)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,264)	(1,042)	(1,156)
Long-term debt	(3,728)	(3,594)	(3,846)
Other	(207)	(289)	(246)
Interest expense	(10,042)	(10,027)	(11,441)
Net interest income	9,299	9,034	8,115

Bank
Net interest income
in	2015	2014	2013
Net interest income (CHF million)
Loans	4,957	4,606	4,319
Investment securities	63	27	28
Trading assets	9,045	9,507	10,058
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,622	2,317	2,517
Other	2,170	2,128	2,095
Interest and dividend income	18,857	18,585	19,017
Deposits	(864)	(1,035)	(958)
Short-term borrowings	(105)	(119)	(67)
Trading liabilities	(3,855)	(3,938)	(5,083)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,264)	(1,042)	(1,155)
Long-term debt	(3,696)	(3,484)	(3,796)
Other	(206)	(290)	(248)
Interest expense	(9,990)	(9,908)	(11,307)
Net interest income	8,867	8,677	7,710